FINANCIAL RISK MANAGEMENT AND FAIR VALUES - Exposure to Credit Risk and ECLs for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 4,079	¥ 4,033
Trade Receivables [Member]
Disclosure of credit risk exposure [line items]
Loss allowance	4,079	4,033
Trade Receivables [Member] | Not later than one year [member]
Disclosure of credit risk exposure [line items]
Loss allowance	58	83
Trade Receivables [Member] | Later than one year and not later than two years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	64	181
Trade Receivables [Member] | Later than two years and not later than three years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	181	3,190
Trade Receivables [Member] | Later than three years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 3,776	¥ 579
Expected credit loss collectively assessed | Trade Receivables [Member] | Not later than one year [member]
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	0.10%	0.20%
Expected credit loss collectively assessed | Trade Receivables [Member] | Later than one year and not later than two years [member]
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	20.90%	35.80%
Expected credit loss collectively assessed | Trade Receivables [Member] | Later than two years and not later than three years [member]
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	43.40%	50.60%
Expected credit loss collectively assessed | Trade Receivables [Member] | Later than three years [member]
Disclosure of credit risk exposure [line items]
Weighted-average loss rate	99.20%	100.00%
Gross Carrying Amount | Trade Receivables [Member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 50,443	¥ 38,894
Gross Carrying Amount | Trade Receivables [Member] | Not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	46,097	34,263
Gross Carrying Amount | Trade Receivables [Member] | Later than one year and not later than two years [member]
Disclosure of credit risk exposure [line items]
Financial assets	216	623
Gross Carrying Amount | Trade Receivables [Member] | Later than two years and not later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	269	3,411
Gross Carrying Amount | Trade Receivables [Member] | Later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,861	597
Gross Carrying Amount | Expected credit loss individually assessed | Trade Receivables [Member]
Disclosure of credit risk exposure [line items]
Financial assets	10,723	8,312
Gross Carrying Amount | Expected credit loss individually assessed | Trade Receivables [Member] | Not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	7,014	4,280
Gross Carrying Amount | Expected credit loss individually assessed | Trade Receivables [Member] | Later than one year and not later than two years [member]
Disclosure of credit risk exposure [line items]
Financial assets	29	500
Gross Carrying Amount | Expected credit loss individually assessed | Trade Receivables [Member] | Later than two years and not later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	193	3,324
Gross Carrying Amount | Expected credit loss individually assessed | Trade Receivables [Member] | Later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,487	208
Accumulated impairment | Expected credit loss individually assessed | Trade Receivables [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(3,580)	(3,499)
Accumulated impairment | Expected credit loss individually assessed | Trade Receivables [Member] | Not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(26)
Accumulated impairment | Expected credit loss individually assessed | Trade Receivables [Member] | Later than one year and not later than two years [member]
Disclosure of credit risk exposure [line items]
Financial assets	(25)	(137)
Accumulated impairment | Expected credit loss individually assessed | Trade Receivables [Member] | Later than two years and not later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	(148)	(3,146)
Accumulated impairment | Expected credit loss individually assessed | Trade Receivables [Member] | Later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	(3,405)	(190)
Accumulated impairment | Expected credit loss collectively assessed | Trade Receivables [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(499)	(534)
Accumulated impairment | Expected credit loss collectively assessed | Trade Receivables [Member] | Not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	(56)	(57)
Accumulated impairment | Expected credit loss collectively assessed | Trade Receivables [Member] | Later than one year and not later than two years [member]
Disclosure of credit risk exposure [line items]
Financial assets	(39)	(44)
Accumulated impairment | Expected credit loss collectively assessed | Trade Receivables [Member] | Later than two years and not later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	(33)	(44)
Accumulated impairment | Expected credit loss collectively assessed | Trade Receivables [Member] | Later than three years [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ (371)	¥ (389)